Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement
15.	FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measures variable-rate financial instruments at fair value on a recurring basis. Variable-rate financial instruments classified within Level 2 are valued using directly or indirectly observable inputs in the market place.

As of December 31, 2019 and 2020, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2019	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable-rate financial instruments	207,636	—	207,636	—
Total	207,636	—	207,636	—

15.	FAIR VALUE MEASUREMENT - continued

Measured or disclosed at fair value on a recurring basis-continued

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2020	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable-rate financial instruments	187,191	—	187,191	—
Total	187,191	—	187,191	—

Measured or disclosed at fair value on a non-recurring basis

The Group measures long-term investments at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. Refer to Note 9 for impairment on long-term investments.